Distribution Date:	09/17/25	UBS Commercial Mortgage Trust 2017-C4
Determination Date:	09/11/25
Next Distribution Date:	10/20/25
Record Date:	08/29/25	Commercial Mortgage Pass-Through Certificates
Series 2017-C4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	4		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	5		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17	Special Servicer	Situs Holdings, LLC
Principal Prepayment Detail	18		Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	19		2 Embarcadero Center 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	20	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	21		Attention: UBS 2017-C4 Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 1	22		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	23-24	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	26				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	28
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	29
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276RBA5	2.129000%	29,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276RBB3	3.147000%	59,394,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276RBC1	3.366000%	40,741,000.00	15,229,899.06	749,576.74	42,719.87	0.00	0.00	792,296.61	14,480,322.32	35.82%	30.00%
A-3	90276RBD9	3.301000%	198,022,000.00	180,403,470.50	0.00	496,259.88	0.00	0.00	496,259.88	180,403,470.50	35.82%	30.00%
A-4	90276RBE7	3.563000%	244,980,000.00	244,980,000.00	0.00	727,386.45	0.00	0.00	727,386.45	244,980,000.00	35.82%	30.00%
A-S	90276RBH0	3.836000%	85,926,000.00	85,926,000.00	0.00	274,676.78	0.00	0.00	274,676.78	85,926,000.00	23.28%	19.50%
B	90276RBJ6	4.239000%	31,711,000.00	31,711,000.00	0.00	112,019.11	0.00	0.00	112,019.11	31,711,000.00	18.66%	15.63%
C	90276RBK3	4.682903%	31,710,000.00	31,710,000.00	0.00	123,745.71	0.00	0.00	123,745.71	31,710,000.00	14.03%	11.75%
D	90276RAL2	2.900000%	37,848,000.00	37,848,000.00	0.00	91,466.00	0.00	0.00	91,466.00	37,848,000.00	8.51%	7.13%
E	90276RAN8	3.330000%	16,367,000.00	16,367,000.00	0.00	18,377.21	0.00	0.00	18,377.21	16,367,000.00	6.12%	5.13%
F	90276RAQ1	3.330000%	8,184,000.00	8,184,000.00	0.00	0.00	0.00	0.00	0.00	8,184,000.00	4.92%	4.13%
G*	90276RAS7	3.330000%	20,458,000.00	20,458,000.00	0.00	0.00	0.00	0.00	0.00	20,458,000.00	1.94%	1.63%
NR	90276RAU2	3.330000%	13,298,557.00	13,287,269.11	0.00	0.00	0.00	0.00	0.00	13,287,269.11	0.00%	0.00%
Z	90276RAX6	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276RAY4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			818,339,557.02	686,104,638.67	749,576.74	1,886,651.01	0.00	0.00	2,636,227.75	685,355,061.93

X-A	90276RBF4	1.233985%	572,837,000.00	440,613,369.56	0.00	453,091.83	0.00	0.00	453,091.83	439,863,792.82
X-B	90276RBG2	0.581515%	149,347,000.00	149,347,000.00	0.00	72,372.99	0.00	0.00	72,372.99	149,347,000.00
X-D	90276RAA6	1.782903%	37,848,000.00	37,848,000.00	0.00	56,232.76	0.00	0.00	56,232.76	37,848,000.00
X-E	90276RAC2	1.352903%	16,367,000.00	16,367,000.00	0.00	18,452.47	0.00	0.00	18,452.47	16,367,000.00
X-F	90276RAE8	1.352903%	8,184,000.00	8,184,000.00	0.00	9,226.80	0.00	0.00	9,226.80	8,184,000.00
X-G	90276RAG3	1.352903%	20,458,000.00	20,458,000.00	0.00	23,064.74	0.00	0.00	23,064.74	20,458,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-NR	90276RAJ7	1.352903%	13,298,557.00	13,287,269.11	0.00	14,980.32	0.00	0.00	14,980.32	13,287,269.11
Notional SubTotal			818,339,557.00	686,104,638.67	0.00	647,421.91	0.00	0.00	647,421.91	685,355,061.93

Deal Distribution Total					749,576.74	2,534,072.92	0.00	0.00	3,283,649.66

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276RBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276RBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276RBC1	373.82241624	18.39858472	1.04857195	0.00000000	0.00000000	0.00000000	0.00000000	19.44715667	355.42383152
A-3	90276RBD9	911.02741362	0.00000000	2.50608458	0.00000000	0.00000000	0.00000000	0.00000000	2.50608458	911.02741362
A-4	90276RBE7	1,000.00000000	0.00000000	2.96916667	0.00000000	0.00000000	0.00000000	0.00000000	2.96916667	1,000.00000000
A-S	90276RBH0	1,000.00000000	0.00000000	3.19666667	0.00000000	0.00000000	0.00000000	0.00000000	3.19666667	1,000.00000000
B	90276RBJ6	1,000.00000000	0.00000000	3.53250008	0.00000000	0.00000000	0.00000000	0.00000000	3.53250008	1,000.00000000
C	90276RBK3	1,000.00000000	0.00000000	3.90241911	0.00000000	0.00000000	0.00000000	0.00000000	3.90241911	1,000.00000000
D	90276RAL2	1,000.00000000	0.00000000	2.41666667	0.00000000	0.00000000	0.00000000	0.00000000	2.41666667	1,000.00000000
E	90276RAN8	1,000.00000000	0.00000000	1.12282092	1.65217939	10.69345207	0.00000000	0.00000000	1.12282092	1,000.00000000
F	90276RAQ1	1,000.00000000	0.00000000	0.00000000	2.77500000	22.41681696	0.00000000	0.00000000	0.00000000	1,000.00000000
G	90276RAS7	1,000.00000000	0.00000000	0.00000000	2.77500000	50.56891583	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	90276RAU2	999.15119437	0.00000000	0.00000000	2.77264443	102.96263572	0.00000000	0.00000000	0.00000000	999.15119437
Z	90276RAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276RAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276RBF4	769.17756632	0.00000000	0.79096118	0.00000000	0.00000000	0.00000000	0.00000000	0.79096118	767.86903224
X-B	90276RBG2	1,000.00000000	0.00000000	0.48459621	0.00000000	0.00000000	0.00000000	0.00000000	0.48459621	1,000.00000000
X-D	90276RAA6	1,000.00000000	0.00000000	1.48575248	0.00000000	0.00000000	0.00000000	0.00000000	1.48575248	1,000.00000000
X-E	90276RAC2	1,000.00000000	0.00000000	1.12741920	0.00000000	0.00000000	0.00000000	0.00000000	1.12741920	1,000.00000000
X-F	90276RAE8	1,000.00000000	0.00000000	1.12741935	0.00000000	0.00000000	0.00000000	0.00000000	1.12741935	1,000.00000000
X-G	90276RAG3	1,000.00000000	0.00000000	1.12741910	0.00000000	0.00000000	0.00000000	0.00000000	1.12741910	1,000.00000000
X-NR	90276RAJ7	999.15119437	0.00000000	1.12646207	0.00000000	0.00000000	0.00000000	0.00000000	1.12646207	999.15119437

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/25 - 08/30/25	30	0.00	42,719.87	0.00	42,719.87	0.00	0.00	0.00	42,719.87	0.00
A-3	08/01/25 - 08/30/25	30	0.00	496,259.88	0.00	496,259.88	0.00	0.00	0.00	496,259.88	0.00
A-4	08/01/25 - 08/30/25	30	0.00	727,386.45	0.00	727,386.45	0.00	0.00	0.00	727,386.45	0.00
X-A	08/01/25 - 08/30/25	30	0.00	453,091.83	0.00	453,091.83	0.00	0.00	0.00	453,091.83	0.00
X-B	08/01/25 - 08/30/25	30	0.00	72,372.99	0.00	72,372.99	0.00	0.00	0.00	72,372.99	0.00
X-D	08/01/25 - 08/30/25	30	0.00	56,232.76	0.00	56,232.76	0.00	0.00	0.00	56,232.76	0.00
X-E	08/01/25 - 08/30/25	30	0.00	18,452.47	0.00	18,452.47	0.00	0.00	0.00	18,452.47	0.00
X-F	08/01/25 - 08/30/25	30	0.00	9,226.80	0.00	9,226.80	0.00	0.00	0.00	9,226.80	0.00
X-G	08/01/25 - 08/30/25	30	0.00	23,064.74	0.00	23,064.74	0.00	0.00	0.00	23,064.74	0.00
X-NR	08/01/25 - 08/30/25	30	0.00	14,980.32	0.00	14,980.32	0.00	0.00	0.00	14,980.32	0.00
A-S	08/01/25 - 08/30/25	30	0.00	274,676.78	0.00	274,676.78	0.00	0.00	0.00	274,676.78	0.00
B	08/01/25 - 08/30/25	30	0.00	112,019.11	0.00	112,019.11	0.00	0.00	0.00	112,019.11	0.00
C	08/01/25 - 08/30/25	30	0.00	123,745.71	0.00	123,745.71	0.00	0.00	0.00	123,745.71	0.00
D	08/01/25 - 08/30/25	30	0.00	91,466.00	0.00	91,466.00	0.00	0.00	0.00	91,466.00	0.00
E	08/01/25 - 08/30/25	30	147,569.01	45,418.43	0.00	45,418.43	27,041.22	0.00	0.00	18,377.21	175,019.73
F	08/01/25 - 08/30/25	30	160,303.79	22,710.60	0.00	22,710.60	22,710.60	0.00	0.00	0.00	183,459.23
G	08/01/25 - 08/30/25	30	975,062.13	56,770.95	0.00	56,770.95	56,770.95	0.00	0.00	0.00	1,034,538.88
NR	08/01/25 - 08/30/25	30	1,328,695.18	36,872.17	0.00	36,872.17	36,872.17	0.00	0.00	0.00	1,369,254.48
Totals			2,611,630.11	2,677,467.86	0.00	2,677,467.86	143,394.94	0.00	0.00	2,534,072.92	2,762,272.32

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

	Additional Information
Total Available Distribution Amount (1)	3,283,649.66
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,687,752.60	Master Servicing Fee	3,933.62
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,584.20
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	295.41
ARD Interest	0.00	Operating Advisor Fee	1,004.38
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	177.24
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,687,752.60	Total Fees	10,284.85

Principal		Expenses/Reimbursements
Scheduled Principal	749,576.74	Reimbursement for Interest on Advances	5,957.69
Unscheduled Principal Collections		ASER Amount	93,636.55
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	40,102.78
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,697.92
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	749,576.74	Total Expenses/Reimbursements	143,394.94

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,534,072.92
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	749,576.74
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,283,649.66
Total Funds Collected	3,437,329.34	Total Funds Distributed	3,437,329.45

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	686,104,638.67	686,104,638.67	Beginning Certificate Balance	686,104,638.67
(-) Scheduled Principal Collections	749,576.74	749,576.74	(-) Principal Distributions	749,576.74
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	685,355,061.93	685,355,061.93	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	687,054,042.00	687,054,042.00	Ending Certificate Balance	685,355,061.93
Ending Actual Collateral Balance	686,353,998.17	686,353,998.17

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.68%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	61,685,845.14	9.00%	23	4.5907	NAP	Defeased	5	61,685,845.14	9.00%	23	4.5907	NAP
5,000,000 or less	7	22,741,178.50	3.32%	21	4.5042	2.026815	1.40 or less	15	174,751,449.39	25.50%	24	4.6559	0.843548
5,000,001 to 10,000,000	12	80,314,931.61	11.72%	23	4.5350	1.805696	1.41 to 1.50	1	34,643,633.71	5.05%	23	4.8100	1.487800
10,000,001 to 15,000,000	11	141,204,222.18	20.60%	19	4.6543	1.983884	1.51 to 1.60	1	21,241,824.38	3.10%	25	5.0000	1.586500
15,000,001 to 20,000,000	5	86,221,449.25	12.58%	24	4.7896	1.437381	1.61 to 1.70	4	73,202,447.80	10.68%	23	4.7801	1.636495
20,000,001 to 25,000,000	5	115,703,990.88	16.88%	24	4.5037	2.768959	1.71 to 1.80	4	55,686,528.33	8.13%	23	4.5266	1.755913
25,000,001 to 30,000,000	2	51,442,089.95	7.51%	23	4.2660	1.291564	1.81 to 1.90	2	34,811,844.39	5.08%	24	4.7775	1.855583
30,000,001 to 35,000,000	1	34,643,633.71	5.05%	23	4.8100	1.487800	1.91 to 2.00	1	7,565,239.63	1.10%	24	4.5208	1.928000
35,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	3	17,728,971.69	2.59%	24	4.8141	2.070891
40,000,001 or greater	2	91,397,720.71	13.34%	23	4.2734	2.581956	2.26 to 2.50	2	17,502,426.51	2.55%	24	4.9261	2.395240
Totals	50	685,355,061.93	100.00%	22	4.5491	1.989499	2.51 or greater	12	186,534,850.96	27.22%	20	4.1496	3.546152
							Totals	50	685,355,061.93	100.00%	22	4.5491	1.989499
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	18	61,685,845.14	9.00%	23	4.5907	NAP
							Defeased	18	61,685,845.14	9.00%	23	4.5907	NAP
California	8	98,652,889.92	14.39%	23	4.5531	1.432098
							Industrial	14	31,282,268.25	4.56%	23	4.5796	2.867734
Florida	6	53,974,434.85	7.88%	24	4.8756	1.763016
							Lodging	10	145,435,773.46	21.22%	18	4.7074	1.514715
Georgia	1	7,000,000.00	1.02%	24	4.0820	3.918900
							Mixed Use	1	48,250,000.00	7.04%	23	4.7400	1.621400
Illinois	6	66,458,121.44	9.70%	15	4.6481	1.452630
							Multi-Family	8	51,410,274.49	7.50%	24	4.7343	2.011313
Kentucky	1	5,953,395.07	0.87%	20	6.0720	0.750600
							Office	13	192,257,069.05	28.05%	24	4.2280	1.982863
Maryland	3	5,756,394.02	0.84%	24	4.4900	2.020100
							Other	1	15,200,000.00	2.22%	25	5.3100	1.750600
Michigan	12	13,219,890.97	1.93%	24	4.5300	2.860800
							Retail	17	139,833,831.55	20.40%	24	4.5842	2.646457
Missouri	1	15,641,940.84	2.28%	24	4.6100	1.138100
							Totals	82	685,355,061.93	100.00%	22	4.5491	1.989499
Nevada	1	3,415,734.81	0.50%	21	4.9600	1.198300

New Jersey	2	18,062,377.28	2.64%	22	4.6159	2.872810

New Mexico	1	13,250,000.00	1.93%	24	4.3600	3.033100

New York	6	127,741,824.38	18.64%	23	4.0188	2.495449

Ohio	1	14,811,844.39	2.16%	24	4.4500	1.829500

Pennsylvania	6	41,640,963.11	6.08%	23	4.9509	1.644539

South Carolina	1	4,715,823.65	0.69%	20	5.0000	1.662500

Texas	5	74,201,571.46	10.83%	23	4.7366	1.540010

Utah	2	34,172,010.61	4.99%	23	4.5862	2.959812

Washington	1	25,000,000.00	3.65%	25	4.6200	4.145000

Totals	82	685,355,061.93	100.00%	22	4.5491	1.989499

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	61,685,845.14	9.00%	23	4.5907	NAP	Defeased	5	61,685,845.14	9.00%	23	4.5907	NAP
	3.5000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5001% to 4.0000%	6	86,000,000.00	12.55%	22	3.7165	3.313921	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	13	159,848,188.22	23.32%	19	4.3202	1.635796	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	22	331,253,859.88	48.33%	24	4.7628	1.940058	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	4	46,567,168.69	6.79%	24	5.2980	1.726596	49 months or greater	45	623,669,216.79	91.00%	22	4.5450	2.035583
	Totals	50	685,355,061.93	100.00%	22	4.5491	1.989499	Totals	50	685,355,061.93	100.00%	22	4.5491	1.989499
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	61,685,845.14	9.00%	23	4.5907	NAP	Defeased	5	61,685,845.14	9.00%	23	4.5907	NAP
	60 months or less	45	623,669,216.79	91.00%	22	4.5450	2.035583	Interest Only	15	259,000,000.00	37.79%	21	4.3258	2.589460
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	30	364,669,216.79	53.21%	23	4.7007	1.642201
	Totals	50	685,355,061.93	100.00%	22	4.5491	1.989499	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	50	685,355,061.93	100.00%	22	4.5491	1.989499
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	61,685,845.14	9.00%	23	4.5907	NAP			No outstanding loans in this group
Underwriter's Information		5	59,575,533.60	8.69%	22	4.1886	2.344100
	12 months or less	37	538,870,493.68	78.63%	22	4.5786	2.021151
	13 months to 24 months	2	19,414,213.03	2.83%	23	4.5725	2.139104
	25 months or greater	1	5,808,976.48	0.85%	24	4.9900	(0.135700)
	Totals	50	685,355,061.93	100.00%	22	4.5491	1.989499
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	453011579	OF	New York	NY	Actual/360	3.752%	139,388.53	0.00	0.00	N/A	08/09/27	--	43,147,720.71	43,147,720.71	09/09/25
1A	303161175	OF	New York	NY	Actual/360	3.752%	22,136.26	0.00	0.00	N/A	08/09/27	--	6,852,279.29	6,852,279.29	09/09/25
2	300571742	MU	Dallas	TX	Actual/360	4.740%	196,940.42	0.00	0.00	N/A	08/06/27	--	48,250,000.00	48,250,000.00	09/06/25
4	308901004	RT	South Jordan	UT	Actual/360	4.586%	84,517.20	43,437.79	0.00	N/A	08/06/27	--	21,400,944.09	21,357,506.30	09/06/25
4A	308901104	RT	South Jordan	UT	Actual/360	4.586%	50,710.32	26,062.67	0.00	N/A	08/06/27	--	12,840,566.98	12,814,504.31	09/06/25
5	303161159	LO	Brea	CA	Actual/360	4.810%	143,734.50	58,546.97	0.00	N/A	08/01/27	--	34,702,180.68	34,643,633.71	09/01/25
6	307771017	OF	New York	NY	Actual/360	3.669%	18,958.57	0.00	0.00	N/A	06/01/27	--	6,000,000.00	6,000,000.00	09/01/25
6A	308901006	OF	New York	NY	Actual/360	3.669%	78,994.03	0.00	0.00	N/A	06/01/27	--	25,000,000.00	25,000,000.00	09/01/25
7	300571727	LO	Irvine	CA	Actual/360	4.380%	98,051.68	54,819.87	0.00	N/A	07/06/27	--	25,996,909.82	25,942,089.95	09/06/25
8	308901008	MF	East Orange	NJ	Actual/360	4.510%	107,696.95	46,008.79	0.00	N/A	08/01/27	--	27,731,136.88	27,685,128.09	09/01/25
9	308901009	MF	Philadelphia	PA	Actual/360	5.000%	60,277.78	0.00	0.00	N/A	09/06/27	--	14,000,000.00	14,000,000.00	04/06/25
9A	308901109	MF	Philadelphia	PA	Actual/360	5.000%	60,277.78	0.00	0.00	N/A	09/06/27	--	14,000,000.00	14,000,000.00	04/06/25
10	28001132	OF	New York	NY	Actual/360	4.150%	91,127.08	0.00	0.00	N/A	09/06/27	--	25,500,000.00	25,500,000.00	09/06/25
11	28001135	LO	Orlando	FL	Actual/360	4.748%	94,619.43	37,848.38	0.00	N/A	09/06/27	--	23,142,508.58	23,104,660.20	09/06/25
12	308901012	RT	Puyallup	WA	Actual/360	4.620%	99,458.33	0.00	0.00	N/A	10/06/27	--	25,000,000.00	25,000,000.00	09/06/25
13	303161178	OF	New York	NY	Actual/360	5.000%	91,629.61	39,891.69	0.00	N/A	10/01/27	--	21,281,716.07	21,241,824.38	09/01/25
14	303161179	OF	Rolling Meadows	IL	Actual/360	4.450%	74,769.03	39,978.10	0.00	N/A	10/01/27	--	19,512,032.82	19,472,054.72	04/01/24
15	28001059	OF	Jacksonville	FL	Actual/360	5.020%	86,455.56	0.00	0.00	09/06/27	10/06/31	--	20,000,000.00	20,000,000.00	09/06/25
16	28001111	IN	Hamilton Township	NJ	Actual/360	4.595%	63,062.14	30,184.76	0.00	N/A	07/06/27	--	15,937,638.45	15,907,453.69	09/06/25
17	308901017	LO	St Louis	MO	Actual/360	4.610%	62,206.11	28,201.50	0.00	N/A	09/01/27	--	15,670,142.34	15,641,940.84	09/01/25
18	300571755	RT	San Antonio	TX	Actual/360	4.890%	62,233.53	24,440.94	0.00	N/A	09/06/27	--	14,779,385.34	14,754,944.40	09/06/25
19	28201137	RT	Macedonia	OH	Actual/360	4.450%	56,853.00	24,749.44	0.00	N/A	09/06/27	--	14,836,593.83	14,811,844.39	09/06/25
20	300571758	98	Chicago	IL	Actual/360	5.310%	69,502.00	0.00	0.00	N/A	10/06/27	--	15,200,000.00	15,200,000.00	09/06/25
21	308901021	RT	Kailua Kona	HI	Actual/360	4.650%	55,606.89	22,336.77	0.00	N/A	09/06/27	06/06/27	13,887,255.80	13,864,919.03	09/06/25
22	308901022	IN	Troy	MI	Actual/360	4.530%	51,659.64	23,339.60	0.00	N/A	09/01/27	--	13,243,230.57	13,219,890.97	09/01/25
23	308901023	LO	Berkeley	CA	Actual/360	4.820%	52,061.40	20,246.40	0.00	N/A	09/06/27	--	12,543,235.38	12,522,988.98	09/06/25
25	308901025	MF	Santa Fe	NM	Actual/360	4.360%	49,746.39	0.00	0.00	N/A	09/01/27	--	13,250,000.00	13,250,000.00	09/01/25
27	308901027	MF	Various	Various	Actual/360	4.490%	39,364.23	20,860.64	0.00	N/A	09/01/27	--	10,181,135.12	10,160,274.48	09/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	308901028	RT	Sarasota	FL	Actual/360	4.881%	45,748.03	14,623.23	0.00	N/A	08/06/27	--	10,884,397.88	10,869,774.65	08/06/25
29	308901029	LO	Chicago	IL	Actual/360	4.044%	37,610.13	0.00	0.00	N/A	08/05/22	--	10,800,000.00	10,800,000.00	08/05/25
30	308901030	OF	Chicago	IL	Actual/360	4.180%	30,812.90	16,020.75	0.00	N/A	09/01/27	--	8,560,459.13	8,544,438.38	10/01/24
31	28001140	RT	Cypress	CA	Actual/360	4.376%	28,728.18	13,716.08	0.00	N/A	10/06/27	--	7,623,801.77	7,610,085.69	09/06/25
32	308901032	Various McAllen		TX	Actual/360	4.521%	29,501.06	12,910.42	0.00	N/A	09/06/27	--	7,578,150.05	7,565,239.63	09/06/25
33	308901033	MF	Various	FL	Actual/360	4.950%	31,377.19	11,324.41	0.00	N/A	07/01/27	--	7,361,217.04	7,349,892.63	09/01/25
34	28001129	RT	Indian Trail	NC	Actual/360	4.374%	26,350.33	13,587.77	0.00	N/A	09/06/27	--	6,995,971.29	6,982,383.52	09/06/25
35	300571728	LO	Costa Mesa	CA	Actual/360	4.380%	25,313.99	14,152.85	0.00	N/A	07/06/27	--	6,711,620.29	6,697,467.44	09/06/25
36	308901036	RT	East Saint Louis	IL	Actual/360	5.000%	28,610.88	12,455.97	0.00	N/A	10/06/27	--	6,645,107.83	6,632,651.86	09/06/25
38	308901038	OF	Laguna Hills	CA	Actual/360	4.430%	23,839.99	12,845.03	0.00	N/A	10/01/27	--	6,249,469.18	6,236,624.15	09/01/25
39	300571752	IN	Grand Blanc	MI	Actual/360	4.640%	23,258.69	17,617.44	0.00	N/A	09/06/27	03/06/27	5,821,139.31	5,803,521.87	09/06/25
40	28001130	RT	Lithia Springs	GA	Actual/360	4.082%	24,605.39	0.00	0.00	N/A	09/06/27	--	7,000,000.00	7,000,000.00	09/06/25
41	308901041	LO	Erlanger	KY	Actual/360	6.072%	31,178.54	9,604.11	0.00	N/A	05/05/27	--	5,962,999.18	5,953,395.07	09/05/25
42	308901042	OF	Chicago	IL	Actual/360	4.990%	25,001.46	9,450.07	0.00	N/A	09/05/27	--	5,818,426.55	5,808,976.48	08/05/24
43	300571734	LO	Chambersburg	PA	Actual/360	5.440%	25,405.33	9,564.55	0.00	N/A	08/06/27	--	5,423,338.17	5,413,773.62	09/06/25
44	308901044	LO	Duncan	SC	Actual/360	5.000%	20,365.06	14,125.75	0.00	N/A	05/01/27	--	4,729,949.40	4,715,823.65	09/01/25
45	308901045	RT	Torrance	CA	Actual/360	3.658%	12,885.45	0.00	0.00	N/A	06/01/27	--	4,091,250.00	4,091,250.00	09/01/25
45A	308901145	RT	Torrance	CA	Actual/360	3.658%	2,862.12	0.00	0.00	N/A	06/01/27	--	908,750.00	908,750.00	09/01/25
47	308901047	RT	Ephrata	PA	Actual/360	4.430%	14,616.81	8,374.15	0.00	N/A	12/01/26	--	3,831,683.17	3,823,309.02	09/01/25
48	28001125	OF	Houston	TX	Actual/360	4.518%	14,156.79	7,422.81	0.00	N/A	09/06/27	--	3,638,810.24	3,631,387.43	09/06/25
49	308901049	RT	Las Vegas	NV	Actual/360	4.960%	14,617.28	6,624.31	0.00	N/A	06/01/27	--	3,422,359.12	3,415,734.81	09/01/25
50	308901050	IN	Howell	NJ	Actual/360	4.770%	8,868.61	4,202.73	0.00	N/A	10/01/27	--	2,159,126.32	2,154,923.59	09/01/25
Totals							2,687,752.60	749,576.74	0.00				686,104,638.67	685,355,061.93
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	65,247,627.00	25,592,033.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,894,423.13	1,915,860.09	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,563,486.00	3,213,183.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,264,382.23	4,385,738.23	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	72,698,049.00	38,038,768.29	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,654,811.06	3,666,821.15	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	2,039,222.16	0.00	--	--	--	0.00	0.00	60,087.91	297,202.50	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	60,087.91	297,202.50	0.00	0.00
10	2,790,006.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,764,613.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,895,092.00	2,510,424.22	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,536,998.33	1,298,508.66	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	(389,244.14)	0.00	--	--	03/11/25	15,533,907.26	1,264,970.08	55,024.31	743,871.68	0.00	0.00
15	2,913,704.40	1,456,852.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,067,564.07	1,735,337.31	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,436,736.55	1,470,450.20	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,291,909.00	328,358.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,660,320.27	2,034,777.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,434,351.35	367,362.65	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	2,520,597.76	1,383,590.78	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,386,549.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,618,169.01	912,780.40	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,487,468.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,053,425.54	1,840,983.00	10/01/22	09/30/23	--	0.00	0.00	60,324.40	60,324.40	322,098.06	0.00
29	17,702,055.86	0.00	--	--	--	0.00	0.00	37,563.63	37,563.63	0.00	0.00
30	1,139,806.12	263,796.53	01/01/24	03/31/24	04/11/25	4,584,973.47	104,868.78	30,233.93	409,899.26	175,463.20	0.00
31	619,170.58	161,232.15	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,037,564.00	520,936.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	162,991.00	19,730.27	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,001,349.04	623,589.54	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	729,379.00	413,833.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	796,744.19	613,592.10	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	640,615.02	448,992.37	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	(244.56)	0.00	--	--	03/11/25	4,122,111.59	133,665.09	16,677.88	313,881.56	745,743.42	0.00
43	1,150,151.32	1,010,048.64	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	499,537.95	815,841.38	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	59,746,222.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	464,830.88	103,219.15	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	319,837.88	176,147.47	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	232,680.98	165,157.01	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	331,139.47	170,724.31	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	281,404,092.49	97,658,669.78				24,240,992.32	1,503,503.95	319,999.95	2,159,945.53	1,243,304.68	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/25	0	0.00	0	0.00	5	61,825,469.58	1	8,544,438.38	2	30,272,054.72	0	0.00	0	0.00	0	0.00	4.549131%	4.491317%	22
08/15/25	2	36,384,397.88	0	0.00	5	61,890,918.50	1	8,560,459.13	2	30,312,032.82	0	0.00	0	0.00	0	0.00	4.549249%	4.491433%	23
07/17/25	1	10,898,959.90	2	28,000,000.00	3	33,956,116.93	1	8,576,422.42	2	30,351,858.32	0	0.00	0	0.00	0	0.00	4.549367%	4.501740%	24
06/17/25	3	38,914,934.66	0	0.00	3	34,025,278.55	1	8,593,322.66	2	30,393,944.57	0	0.00	0	0.00	0	0.00	4.549494%	4.501853%	25
05/16/25	3	38,929,368.87	0	0.00	3	34,089,962.64	1	8,609,168.09	2	30,433,457.38	0	0.00	0	0.00	0	0.00	4.549610%	4.501956%	26
04/17/25	0	0.00	0	0.00	3	34,158,628.36	1	8,625,954.66	2	30,475,242.15	0	0.00	0	0.00	0	0.00	4.549735%	4.502067%	27
03/17/25	2	24,959,527.90	0	0.00	3	34,222,801.98	0	0.00	2	30,514,444.62	0	0.00	0	0.00	0	0.00	4.549849%	4.502169%	28
02/18/25	0	0.00	1	10,978,222.17	3	34,299,469.79	0	0.00	2	30,560,797.43	0	0.00	0	0.00	0	0.00	4.549994%	4.506883%	29
01/17/25	1	14,000,000.00	2	19,668,357.38	2	25,687,138.19	0	0.00	2	30,599,673.31	0	0.00	0	0.00	0	0.00	4.550106%	4.506985%	30
12/17/24	0	0.00	0	0.00	4	45,432,996.35	0	0.00	2	30,638,400.79	0	0.00	0	0.00	0	0.00	4.550218%	4.507087%	31
11/18/24	1	15,006,725.90	2	19,730,056.26	2	25,785,897.97	0	0.00	2	30,679,428.37	0	0.00	0	0.00	0	0.00	4.550339%	4.507197%	32
10/18/24	2	19,759,476.26	0	0.00	2	25,833,353.94	0	0.00	2	30,717,851.40	0	0.00	0	0.00	0	0.00	4.550449%	4.510441%	33
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	308901009	04/06/25	4	6	60,087.91	297,202.50	0.00	14,000,000.00	07/15/25	13
9A	308901109	04/06/25	4	6	60,087.91	297,202.50	0.00	14,000,000.00	07/15/25	13
14	303161179	04/01/24	16	6	55,024.31	743,871.68	122,572.49	20,152,674.86	12/23/22	7			05/09/24
28	308901028	08/06/25	0	B	60,324.40	60,324.40	387,779.26	10,884,397.88	01/19/24	13
29	308901029	08/05/25	0	5	37,563.63	37,563.63	0.00	10,800,000.00	06/23/20	7			07/08/22
30	308901030	10/01/24	10	6	30,233.93	409,899.26	213,205.13	8,723,449.72	11/05/24	2		02/04/25
42	308901042	08/05/24	12	6	16,677.88	313,881.56	959,609.23	5,934,266.95	05/18/23	98
Totals					319,999.95	2,159,945.53	1,683,166.11	84,494,789.41
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		10,800,000	0	0		10,800,000
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		551,006,898	508,653,483	33,808,976		8,544,438
25 - 36 Months		103,548,164	84,076,110	0		19,472,055
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		20,000,000	20,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-25	685,355,062	612,729,592	0	0	33,808,976	38,816,493
Aug-25	686,104,639	577,029,322	36,384,398	0	33,818,427	38,872,492
Jul-25	686,851,221	603,196,145	10,898,960	28,000,000	5,827,836	38,928,281
Jun-25	687,647,600	603,907,387	38,914,935	0	5,838,011	38,987,267
May-25	688,388,018	604,568,687	38,929,369	0	5,847,337	39,042,625
Apr-25	689,178,454	644,219,826	0	0	5,857,432	39,101,197
Mar-25	689,912,757	619,930,427	24,959,528	0	14,508,357	30,514,445
Feb-25	690,803,680	634,725,988	0	10,978,222	14,538,672	30,560,797
Jan-25	691,531,488	621,375,992	14,000,000	19,668,357	5,887,465	30,599,673
Dec-24	692,256,388	636,023,392	0	0	25,594,596	30,638,401
Nov-24	693,031,865	621,709,185	15,006,726	19,730,056	5,906,470	30,679,428
Oct-24	693,750,772	637,357,942	19,759,476	0	5,915,503	30,717,851
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	308901009	14,000,000.00	14,000,000.00	48,600,000.00	06/07/17	1,991,604.16	1.39920	12/31/24	09/06/27	I/O
9A	308901109	14,000,000.00	14,000,000.00		--	2,386,684.00	1.65000	--	09/06/27	I/O
14	303161179	19,472,054.72	20,152,674.86	6,400,000.00	01/20/25	(389,244.14)	(0.28260)	12/31/24	10/01/27	264
18	300571755	14,754,944.40	14,754,944.40	23,000,000.00	07/05/17	301,763.12	1.16050	03/31/25	09/06/27	264
23	308901023	12,522,988.98	12,522,827.83	100,300,000.00	04/11/17	1,129,597.00	0.34090	12/31/24	09/06/27	264
28	308901028	10,869,774.65	10,884,397.88	19,400,000.00	07/17/17	1,787,984.00	2.46800	09/30/23	08/06/27	264
29	308901029	10,800,000.00	10,800,000.00	192,800,000.00	05/27/25	13,976,561.86	4.29840	12/31/24	08/05/22	I/O
30	308901030	8,544,438.38	8,723,449.72	4,910,000.00	03/12/25	241,770.78	1.72070	03/31/24	09/01/27	264
42	308901042	5,808,976.48	5,934,266.95	3,200,000.00	03/12/25	(56,127.56)	(0.13570)	12/31/22	09/05/27	264
Totals		110,773,177.61	111,772,561.64	398,610,000.00		21,370,593.22

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 29

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
9	308901009	MF	PA	07/15/25	13

The Loan was transferred to the Special Servicer on 7/18/25 due to the Borrower's failure to make the May, June, and July payments. The subject Loan is a $28.0MM first lien, fixed-rate, interest-only, mortgage loan and there was also a $7.0MM

B note that was paid off in 2021 as part of a change in Sponsors. The $28.0MM Loan is comprised of 2 notes, secured by the fee interest on 161 Multi-family property in Philadelphia, PA. In 2021, the Borrower's original sponsors and property manager were replaced by entitles controlled by the original LP, after the loan fell behind on monthly payments and constantly produced DSCR's <1.0X. The 2021 activities also saw the establishment of a DACA and the introduction of preferred equity into the financing stack. Hello Letters and PNA's have been sent out but the Borrower and Guarantors have not responded. Preferred equity holder has indicated they want to cure and signed PNA. Special took steps to trigger cash trap,

	only to discover that Borrower had stopped putting rents in deposit account in 2Q24.
9A	308901109	MF	PA	07/15/25	13

The Loan was transferred to the Special Servicer on 7/18/25 due to the Borrower's failure to make the May, June, and July payments. The subject Loan is a $28.0MM first lien, fixed-rate, interest-only, mortgage loan and there was also a $7.0MM

B note that was paid off in 2021 as part of a change in Sponsors. The $28.0MM Loan is comprised of 2 notes, secured by the fee interest on 161 Multi-family property in Philadelphia, PA. In 2021, the Borrower's original sponsors and property manager were replaced by entitles controlled by the original LP, after the loan fell behind on monthly payments and constantly produced DSCR's <1.0X. The 2021 activities also saw the establishment of a DACA and the introduction of preferred equity into the financing stack. Hello Letters and PNA's have been sent out but the Borrower and Guarantors have not responded. Preferred equity holder has indicated they want to cure and signed PNA. Special took steps to trigger cash trap,

	only to discover that Borrower had stopped putting rents in deposit account in 2Q24.
14	303161179	OF	IL	12/23/22	7

The Loan has recently transferred due to Imminent Monetary Default. Upon transfer to Special Servicing the Borrower informed the Lender it is no longer willing to contribute additional capital to the Property and wishes to transition the Property to the L ender. A PNL has been executed and Special Servicer has engaged legal counsel. On July 25, 2023 CBRE was appointed as receiver. On November 20, 2023, the Court approved the Lender's motion for order of default, judgment of

	foreclosure and sale. A foreclosure sale took place Jan 19, 2024 and on Feb 22, 2024 the court approved the sale. Evaluating sales timing and listing platform. 2025 sale anticipated.

18	300571755	RT	TX	03/20/24	13
	Working with Borrower on Equity Transfer.

23	308901023	LO	CA	02/27/25	11

The Loan was transferred to Special Servicing on February 27, 2025, due to imminent monetary default. The Borrower executed a PNL on March 28, 2025, and engaged in loan modification discussions, which ultimately did not materialize. The

	Special Servicer h as engaged counsel and is evaluating its rights and remedies under the loan documents. The Loan has otherwise continued to perform as agreed.

28	308901028	RT	FL	01/19/24	13

The transferred to Special Servicing due to non compliance with insurance requirements. Special Servicer is pending receipt of requested due diligence items. Continuing to correspond strictly through counsel as Borrower refuses to sign PNL to

	begin discussions. Engaged in ongoing efforts regarding required insurance implementation, as well as damage to the collateral.

© 2021 Computershare. All rights reserved. Confidential.						Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
29	308901029	LO	IL	06/23/20	7

Lender was the successful bidder at foreclosure sale on 7/12/2022. Final deed recorded on 10/27/22. Hotel is managed by Marriott. As of 8/31/25, Special Servicer continues to optimize property operations and projects disposition in Q4 2025.

30	308901030	OF	IL	11/05/24	2

The Loan was transferred to Special Servicing on November 5, 2024, due to a payment default. The Borrower did not execute a PNL. A Notice of Default was sent on January 7, 2025. The Special Servicer accelerated the Loan and engaged outside counsel to enforce legal remedies. A foreclosure complaint was filed, and a Receiver was appointed on June 18, 2025.

42	308901042	OF	IL	05/18/23	98

The Loan transferred to the Special Servicer on 5/19/2023 due to Imminent Monetary Default. Cash Management was triggered and Borrower was not cooperative with implementation. A notice of default was sent. A receivership order was granted by the court in 10/2024 and the receiver is operating the property and running a sale process.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	303161159	0.00	4.81000%	0.00	4.81000%	9	11/22/21	04/01/20	12/13/21
5	303161159	0.00	4.81000%	0.00	4.81000%	9	12/13/21	04/01/20	11/22/21
11	28001135	0.00	4.74800%	0.00	4.74800%		03/07/22	10/06/20	06/13/22
11	28001135	0.00	4.74800%	0.00	4.74800%		06/13/22	10/06/20	03/07/22
17	308901017	0.00	4.61000%	0.00	4.61000%	10	11/30/21	05/01/21	--
17	308901017	0.00	4.61000%	0.00	4.61000%	10	01/11/22	05/01/21	11/30/21
21	308901021	15,116,000.00	4.65000%	15,116,000.00	4.65000%	10	07/01/20	06/06/20	09/11/20
21	308901021	0.00	4.65000%	0.00	4.65000%	10	09/11/20	06/06/20	07/01/20
29	308901029	10,800,000.00	4.04410%	10,800,000.00	4.04410%	10	05/11/20	05/12/20	05/12/20
33	308901033	0.00	4.95000%	0.00	4.95000%	10	11/10/20	11/12/20	--
33	308901033	0.00	4.95000%	0.00	4.95000%	10	02/11/21	11/12/20	11/10/20
43	300571734	0.00	5.44000%	0.00	5.44000%	8	05/31/22	05/31/22	--
43	300571734	0.00	5.44000%	0.00	5.44000%	8	07/11/22	06/06/20	05/31/22
44	308901044	5,496,886.73	5.00000%	5,496,886.73	5.00000%	10	07/30/20	07/01/20	09/11/20
44	308901044	0.00	5.00000%	0.00	5.00000%	10	09/11/20	07/01/20	07/30/20
Totals		31,412,886.73		31,412,886.73
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
26	28001146 11/18/21	12,182,068.01	17,900,000.00	14,502,269.53	1,199,012.08	14,502,269.53	13,303,257.45	0.00	0.00	(11,288.18)	11,288.18	0.08%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,182,068.01	17,900,000.00	14,502,269.53	1,199,012.08	14,502,269.53	13,303,257.45	0.00	0.00	(11,288.18)	11,288.18

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
26	28001146	06/17/22	0.00	0.00	11,288.18	0.00	0.00	11,288.18	0.00	0.00	11,288.18
		11/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	11,288.18	0.00	0.00	11,288.18	0.00	0.00	11,288.18

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	3,888.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	3,888.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	1,324.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	5,000.00	0.00	0.00	59,458.19	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	904.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	695.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	2,325.00	0.00	0.00	0.00	0.00	0.00	5,957.69	0.00	0.00	0.00
30	0.00	0.00	5,000.00	0.00	0.00	16,483.62	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	424.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	5,000.00	0.00	0.00	17,694.74	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	349.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	40,102.78	0.00	3,697.92	93,636.55	0.00	0.00	5,957.69	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		143,394.94

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29